SHARE BASED COMPENSATION PLANS - 2018 RSA Plan Performance, Executive Leadership Team (Details)				1 Months Ended							12 Months Ended
	May 20, 2020 shares	Jan. 28, 2020 shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2021 EquityInstruments USD ($) $ / shares shares	Feb. 28, 2021 $ / shares	Jan. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 $ / shares	Aug. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 USD ($)	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2021 EquityInstruments USD ($) $ / shares shares
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)											$ 16.70	$ 12.75
Granted during the period (in dollars per share)											17.39	19.23
Exercised during the period (in dollars per share)											12.75	19.00
Forfeited / cancelled / expired during the period (in dollars per share)											19.28	15.96
Outstanding as of end of the period (in dollars per share)				$ 16.70							$ 16.42	$ 16.70
Number [Abstract]
Outstanding as of beginning of the period (in shares) | EquityInstruments											845,918	338,432
Granted during the period (in shares) | EquityInstruments											819,644	525,143
Exercised during the period (in shares) | EquityInstruments											(2,716)	(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares											(200,453)	(16,215)
Outstanding as of end of the period (in shares) | EquityInstruments				845,918							1,462,393	845,918
2018 Restricted Stock Awards (RSA) [Member]
Number [Abstract]
Granted during the period (in shares) | $										2,373,374
Exercised during the period (in shares) | $										(721,596)
2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Number of shares to be allocated upon successful completion of IPO (in shares) | shares			170,680
Number of shares to be allocated upon meeting specific revenue and EBITDA targets (in shares) | shares			10,000
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)											$ 0.61	$ 0.61
Outstanding as of end of the period (in dollars per share)				$ 0.61							0.61	0.61
Vested as of end of the period (in dollars per share)				$ 0.61							$ 0.61	$ 0.61
Number [Abstract]
Outstanding as of beginning of the period (in shares) | $											272,748	272,748
Outstanding as of end of the period (in shares) | $				272,748							272,748	272,748
Option vested (in shares) | shares				207,961							245,862	207,961
Percentage of outstanding shares vested											90.10%	76.30%
2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member] | Class A Common Shares [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Number of shares to be allocated upon average price per share equaling or exceeding threshold price (in shares) | shares			103,264						103,264
2018 Restricted Stock Awards, Performance - Executive Leadership Team [Member] | Class A Common Shares [Member] | Bottom of Range [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Average price per share (in dollars per share)			$ 17.42
2020 RSA Amendments [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Number of shares to be allocated upon average price per share equaling or exceeding threshold price (in shares) | shares											78,264
Number [Abstract]
Number of shares to achieve performance triggers (in shares) | shares		67,176
2020 Long Term Incentive Plan [Member]
Grant Date Fair Market Value [Abstract]
Granted during the period (in dollars per share)				$ 18.72	$ 20.86	$ 18.82	$ 19.85	$ 19.0
Number [Abstract]
Granted during the period (in shares) | EquityInstruments				27,800		20,000		341,843				23,500
Exercised during the period (in shares) | $												(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares												16,215
Number of remaining shares transferred to other plan (in shares) | shares	707,535